FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Investment Securities, Available-for-sale	$ 3,183,776	$ 3,021,126
Loans Held-for-sale, Fair Value Disclosure	13,200	9,200
Derivatives	397,104
Liabilities
Derivatives	397,385	263,131
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Investment Securities, Available-for-sale	91	31,243
Derivatives		0
Total	91	31,243
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	13,181	9,213
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Investment Securities, Available-for-sale	3,139,503	2,956,938
Derivatives		117,344
Total	3,549,799	3,235,947
Liabilities
Total	397,460	263,661
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Investment Securities, Available-for-sale	44,182	32,945
Derivatives		0
Total	44,182	32,945
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Investment Securities, Available-for-sale	3,183,776	3,021,126
Loans Held-for-sale, Fair Value Disclosure	13,181	9,213
Derivatives		117,344
Total	3,594,072	3,300,135
Liabilities
Total	397,460	263,661
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	102,152
Liabilities
Derivatives	102,265	118,105
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	102,152
Liabilities
Derivatives	102,265	118,105
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	294,418	145,556
Liabilities
Derivatives	294,418	145,556
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	294,418	145,556
Liabilities
Derivatives	294,418	145,556
Cash Flow Hedging | Fair Value, Measurements, Recurring
Assets
Derivatives	387	6,896
Liabilities
Derivatives	619
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	387	6,896
Liabilities
Derivatives	619
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	$ 0
Liabilities
Derivatives	0
Commodity | Fair Value, Measurements, Recurring
Assets
Derivatives	158
Liabilities
Derivatives	158
Commodity | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0
Commodity | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	158
Liabilities
Derivatives	158
Commodity | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	$ 0